Income Taxes - Tax Effects of Significant Temporary Differences (Parenthetical) (Detail) ₨ in Millions	Mar. 31, 2026 INR (₨)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Reversal Of Deferred Tax Liability On Sale Of Subsidiary	₨ 3,375.0
Deferred Tax Assets, Equity Method Investments	₨ 16,453.9